Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2016
Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts

CITRIX SYSTEMS, INC.

SCHEDULE II

VALUATION AND QUALIFYING ACCOUNTS

	Beginning of Period	Charged to Expense	Charged to Other Accounts		Deductions		Balance at End of Period
	(In thousands)
2016
Deducted from asset accounts:
Allowance for doubtful accounts	$6,241	$954	$—		$3,306	(2)	$3,889
Allowance for returns	1,438	—	2,088	(1)	1,532	(4)	1,994
Valuation allowance for deferred tax assets	16,673	—	(2,517	) (5)	—		14,156
2015
Deducted from asset accounts:
Allowance for doubtful accounts	$3,750	$5,578	$—		$3,087	(2)	$6,241
Allowance for returns	2,185	—	3,276	(1)	4,023	(4)	1,438
Valuation allowance for deferred tax assets	15,167	—	1,506	(5)	—		16,673
2014
Deducted from asset accounts:
Allowance for doubtful accounts	$3,217	$2,815	$76	(3)	$2,358	(2)	$3,750
Allowance for returns	2,062	—	5,049	(1)	4,926	(4)	2,185
Valuation allowance for deferred tax assets	26,465	—	(11,298	) (5)	—		15,167

(1)	Charged against revenues.
(2)	Uncollectible accounts written off, net of recoveries.
(3)	Adjustments from acquisitions.
(4)	Credits issued for returns.
(5)	Related to deferred tax assets on foreign tax credits, net operating loss carryforwards, and depreciation.